March 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds
File Nos. 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentleman:

On behalf of Forum Funds (the "Registrant"), a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectus and Statement of Additional Information for the Fountainhead Special Value Fund dated March 1, 2010 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on February 26, 2010 (accession number 0000315774-10-000052).

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2075 or david.faherty@atlanticfundadmin.com.

Sincerely,

/s/ David Faherty

David Faherty, Esq.
Atlantic Fund Administration, LLC

cc:	Robert J. Zutz, Esq.
Francine J. Rosenberger, Esq.